Loans - Summary of Loan Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 861,241	$ 815,553
Allowance for loan losses	(16,528)	(19,742)
Net loans	844,713	795,811
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	115,875	100,661
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	443,846	434,808
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	250,691	250,598
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	39,964	19,677
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 10,865	$ 9,809